Godfrey & Kahn, S.C.
Attorneys at Law
780 North Water Street
Milwaukee, Wisconsin 53202
Telephone: (414) 273-3500
Fax: (414) 273-5198

April 1, 2002

VIA EDGAR

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

        RE:        Oak Ridge Funds, Inc. (the "Fund") File Nos.: 33-70590; 811-8088

Ladies and Gentlemen:

        In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), in accordance with Rule 497(j) under the Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 12, and (ii) the text of the Fund's Post-Effective Amendment No. 12 was filed electronically on March 22, 2002 (with an effective date of March 29, 2002).

        Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Ellen Drought

Ellen Drought
cc:	Samuel Wegbreit
Bea Spoerl
Carol A. Gehl
Pamela M. Krill